MUSQ Global Music Industry ETF

Schedule of Investments

January 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK – 97.6%

Australia – 1.0%
Communication Services – 1.0%
Southern Cross Media Group	231,451	$157,591
China – 4.6%
Communication Services – 4.6%
Cloud Music*	29,650	329,792
Tencent Music Entertainment Group ADR*	41,306	388,277
		718,069
France – 1.0%
Communication Services – 1.0%
Believe*	13,308	157,568
Germany – 3.1%
Communication Services – 2.3%
CTS Eventim	5,285	360,811
Information Technology – 0.8%
Cliq Digital	6,180	129,561
		490,372
Japan – 13.6%
Communication Services – 5.4%
Amuse	14,200	154,847
Avex	34,400	333,940
Stream Media*	253,000	354,814
		843,601
Consumer Discretionary – 8.2%
Roland	10,200	344,012
Sony Group ADR	6,325	618,269
Yamaha	14,900	332,912
		1,295,193
		2,138,794
Netherlands – 2.9%
Communication Services – 2.9%
Universal Music Group	15,459	459,606
South Korea – 18.5%
Communication Services – 18.5%
CUBE ENTERTAINMENT*	22,117	324,136
Genie Music*	129,826	321,002
HYBE*	2,090	315,540
JYP Entertainment	5,369	302,915
Kakao	8,759	344,546
RBW*	113,869	317,808
SM Entertainment	5,561	317,914
YG Entertainment*	10,191	339,026
YG PLUS*	103,196	322,427
		2,905,314
Taiwan – 2.1%
Communication Services – 2.1%
HIM International Music*	96,304	332,300
Description	Shares	Fair Value
United Kingdom – 2.1%
Consumer Discretionary – 2.1%
Focusrite	49,106	$325,176
United States – 48.7%
Communication Services – 29.7%
Alphabet, Cl A*	7,609	1,066,021
Endeavor Group Holdings, Cl A	15,250	377,437
Live Nation Entertainment*	4,141	367,928
LiveOne*	109,781	156,987
Madison Square Garden Entertainment, Cl A*	9,951	331,766
Reservoir Media*	21,128	147,896
Sirius XM Holdings	69,772	355,139
Sphere Entertainment*	10,704	378,708
Spotify Technology*	2,050	441,468
Townsquare Media, Cl A	31,213	335,228
Vivid Seats, Cl A*	56,665	325,257
Warner Music Group, Cl A	10,211	372,599
		4,656,434
Consumer Discretionary – 10.0%
Amazon.com*	7,112	1,103,783
Sonos*	20,918	325,902
VOXX International, Cl A*	16,774	140,063
		1,569,748
Information Technology – 9.0%
Apple	5,790	1,067,676
Dolby Laboratories, Cl A	4,092	340,372
		1,408,048
		7,634,230
Total Common Stock
(Cost $15,147,149)		15,319,020

EXCHANGE-TRADED FUND – 2.1%
Hipgnosis Songs Fund	366,791	322,292

Total Exchange-Traded Fund
(Cost $350,604)		322,292

SHORT-TERM INVESTMENT – 0.3%
Invesco Government & Agency Portfolio, Institutional Class 5.24%(A)	49,468	49,468

Total Short-Term Investment
(Cost $49,468)		49,468
Total Investments - 100.0%
(Cost $15,547,221)		$15,690,780

Percentages are based on net assets of $15,696,453.

*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of January 31, 2024.

ADR — American Depositary Receipt

Cl — Class

MUS-QH-001-0200